Bank Loans and Notes Payable - Activity (Detail) € in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Feb. 18, 2020 USD ($)	Feb. 12, 2020 USD ($)	Jan. 22, 2020 USD ($)	Jan. 16, 2020 USD ($)	Mar. 14, 2016 EUR (€)	Jun. 30, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 MXN ($)
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 114,016,000,000		$ 184,196,000,000
Exchange differences on the translation of foreign operations and equity accounted investees							$ 25	$ 489,000,000	(12,556,000,000)	$ (13,174,000,000)
Repayment of borrowings	$ 500		$ 900
Gains (losses) on hedges of net investments in foreign operations, net of tax							$ 53	1,060,000,000	991,000,000	$ 724,000,000
Mexican peso [member]
Disclosure of detailed information about borrowings [line items]
Credit contracts								15,650,000,000	$ 9,400,000,000
Mexican peso [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed interest rate									8.39%
Mexican peso [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed interest rate									7.91%
Mexican peso [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Fixed interest rate							6.04%				6.04%
Argentine peso [member]
Disclosure of detailed information about borrowings [line items]
Credit contracts								711,000,000
Uruguayan peso [member]
Disclosure of detailed information about borrowings [line items]
Credit contracts								759,000,000
Uruguay, Colombia And Argentina [Member]
Disclosure of detailed information about borrowings [line items]
Credit contracts									$ 1,670,000,000
Argentina And Colombia [Member]
Disclosure of detailed information about borrowings [line items]
Credit contracts								1,184,000,000
1.75% Senior Notes Maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Face amount | €					€ 1,000
Borrowings Term					7 years
Fixed interest rate					1.75%
Basis points over the relevant benchmark					155
Total yield percentage					1.824%
Exchange differences on the translation of foreign operations and equity accounted investees								2,379,000,000
3.500% Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Face amount		$ 300		$ 1,500								$ 700
Fixed interest rate		3.50%		3.50%								3.50%
Basis points over the relevant benchmark		137.5		130
Total yield percentage							3.577%				3.577%
Percentage of implicit weighted performance						$ 3.358
Borrowings							$ 1,800
Gains (losses) on hedges of net investments in foreign operations, net of tax								$ 3,439,000,000
8.27% Debt Bonds Maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Face amount											$ 2,500,000,000
Fixed interest rate							8.27%				8.27%
5.46% Debt Bonds Maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Face amount											$ 7,500,000,000
Fixed interest rate							5.46%				5.46%
2.75% Senior Notes Maturing 2030
Disclosure of detailed information about borrowings [line items]
Face amount							$ 1,250
Fixed interest rate							2.75%				2.75%
5.25% Senior Notes Maturing 2043
Disclosure of detailed information about borrowings [line items]
Face amount							$ 600
Fixed interest rate							5.25%				5.25%
1.85% Senior Notes Maturing 2032
Disclosure of detailed information about borrowings [line items]
Face amount							$ 705
Fixed interest rate							1.85%				1.85%
Variable Rate Notes Maturing 2022
Disclosure of detailed information about borrowings [line items]
Face amount											$ 1,500,000,000
Basis points over the relevant benchmark							0.25%	0.25%
7.87% debt bonds Maturing 2027
Disclosure of detailed information about borrowings [line items]
Face amount											$ 8,500,000,000
Fixed interest rate							7.87%				7.87%
Seven Point Three Five Percentage Debt Bonds Maturing On Two Thousand Twenty Eight [Member]
Disclosure of detailed information about borrowings [line items]
Face amount											$ 3,000,000,000
Fixed interest rate							7.35%				7.35%
T I I E Plus Zero Point Zero Eight Percentage Debt Bonds Maturing On Two Thousand Twenty Five [Member]
Disclosure of detailed information about borrowings [line items]
Face amount											$ 1,727,000,000
Basis points over the relevant benchmark							0.08%	0.08%
Bank loans, short-term | Mexican peso [member]
Disclosure of detailed information about borrowings [line items]
Face amount													$ 15,000,000,000